Reporting Entity	12 Months Ended
Dec. 31, 2018
Disclosure of reporting entity [Abstract]
Reporting Entity
Note 1 - Reporting Entity

Cellcom Israel Ltd. ("the Company") is a company incorporated and domiciled in Israel and its official address is 10 Hagavish Street, Netanya 4250708, Israel. The consolidated financial statements of the Group as at December 31, 2018, comprise the Company and its subsidiaries (together referred to as the "Group") and the Group’s holdings in included entities. The Group operates and maintains a cellular mobile telephone system in Israel and provides cellular telecommunications services, landline telephony services, internet services, international calls services, television over the internet services and transmission services. The Company is controlled by Koor Industries Ltd. (directly and indirectly and through agreements with other shareholders of the Company), a wholly owned subsidiary of Discount Investment Corporation Ltd. ("DIC"), which is controlled by companies controlled by Mr. Eduardo Elsztain. The Company's shares are traded on the Tel Aviv Stock Exchange (TASE) and on the New York Stock Exchange (NYSE).